Related Party and Party-In-Interest Transactions - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, investments	$ 1,118,158	$ 1,320,419
Employee benefit plan, investment, common stock, net assets available for benefits, percentage	1.00%	1.00%